TAXES ON INCOME (Details) $ in Thousands, ₪ in Billions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019 USD ($)	Jan. 31, 2011
Operating Loss Carryforwards					$ 14,800
Percentage Of Amendment Tax Rate						16.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	24.00%
Minimum Percentage of Income from its Core Activity	90.00%
TCJA [Member]
Income Tax Credits and Adjustments		$ 660
GILTI [Member]
Income Tax Credits and Adjustments		$ 520
Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent	12.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	7.50%
Preferred Enterprise Located in Other Area [Member]
Effective Income Tax Rate Reconciliation, Percent	16.00%
U S Subsidiaries [Member]
Deferred Tax Assets, Net					6,588
Thereafter [Member]
Percentage Of Amendment Tax Rate						9.00%
Minimum [Member] | Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent	7.50%
Minimum [Member] | U S Federal [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Maximum [Member] | Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent	9.00%
Israeli Taxation [Member]
Deferred Tax Assets, Net					13,863
Effective Income Tax Rate Reconciliation, Percent	23.00%	23.00%	24.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		23.00%	24.00%	25.00%
Net Income Available for Parent Maximum | ₪	₪ 10
Israeli Taxation [Member] | Israeli Subsidiaries [Member]
Operating Loss Carryforwards					75,800
State and Local Jurisdiction [Member]
Operating Loss Carryforwards					$ 50,800